Credit Facilities - Summary of Lease Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Current portion	$ 824	$ 813
Long-term portion	1,619	2,060
Total lease liabilities	$ 2,443	$ 2,873